November 13, 1996
                           DREYFUS LARGE COMPANY
                                GROWTH FUND
                         SUPPLEMENT TO PROSPECTUS
                           DATED MARCH 1, 1996
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES ANY CONTRARY INFORMATION CONTAINED UNDER "HOW TO REDEEM SHARES" IN THE FUND'S PROSPECTUS:
        Shares purchased on or after February 3, 1997 will be subject to a redemption fee equal to 1.00% of the net asset value of Fund shares redeemed (including redemptions through the use of the Fund Exchanges service) less than fifteen days following the issuance of such shares. The fee will be retained by the Fund and used primarily to offset the transaction costs that short-term trading imposes on the Fund and its shareholders. No redemption fee will be charged on shares redeemed through the Fund's Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, or from omnibus accounts. Furthermore, no redemption fee will be charged upon the redemption of Fund shares acquired through reinvestment of dividends or distributions. The redemption fee may be waived, modified or discontinued at any time, or from time to time.
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND-CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT."
        Mellon Bank, N.A., located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, serves as the Fund's Custodian.
                                                                    250s111396




                                                             November 13, 1996
                             DREYFUS LARGE COMPANY
                                  VALUE FUND
                           SUPPLEMENT TO PROSPECTUS
                             DATED MARCH 1, 1996
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES ANY CONTRARY
INFORMATION CONTAINED UNDER "HOW TO REDEEM SHARES" IN THE FUND'S PROSPECTUS:
        Shares purchased on or after February 3, 1997 will be subject to a redemption fee equal to 1.00% of the net asset value of Fund shares redeemed (including redemptions through the use of the Fund Exchanges service) less than fifteen days following the issuance of such shares. The fee will be retained by the Fund and used primarily to offset the transaction costs that short-term trading imposes on the Fund and its shareholders. No redemption fee will be charged on shares redeemed through the Fund's Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, or from omnibus accounts. Furthermore, no redemption fee will be charged upon the redemption of Fund shares acquired through reinvestment of dividends or distributions. The redemption fee may be waived, modified or discontinued at any time, or from time to time.
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND-CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT."
        Mellon Bank, N.A., located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, serves as the Fund's Custodian.
                                                                    251s111396




                                                             November 13, 1996
                       DREYFUS SMALL COMPANY VALUE FUND
                           SUPPLEMENT TO PROSPECTUS
                             DATED MARCH 1, 1996
                          AS REVISED, MAY 23,1996
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES ANY CONTRARY INFORMATION CONTAINED UNDER "HOW TO REDEEM SHARES" IN THE FUND'S PROSPECTUS:
        Shares purchased on or after February 3, 1997 will be subject to a redemption fee equal to 1.00% of the net asset value of Fund shares redeemed (including redemptions through the use of the Fund Exchanges service) less than fifteen days following the issuance of such shares. The fee will be retained by the Fund and used primarily to offset the transaction costs that short-term trading imposes on the Fund and its shareholders. No redemption fee will be charged on shares redeemed through the Fund's Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, or from omnibus accounts. Furthermore, no redemption fee will be charged upon the redemption of Fund shares acquired through reinvestment of dividends or distributions. The redemption fee may be waived, modified or discontinued at any time, or from time to time.
                                                                    253s111396



                                                             November 13, 1996
                      DREYFUS INTERNATIONAL VALUE FUND
                          SUPPLEMENT TO PROSPECTUS
                            DATED APRIL 10, 1996
                          AS REVISED, MAY 23,1996
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES ANY CONTRARY INFORMATION CONTAINED UNDER "HOW TO REDEEM SHARES" IN THE FUND'S PROSPECTUS:
        Shares purchased on or after February 3, 1997 will be subject to a redemption fee equal to 1.00% of the net asset value of Fund shares redeemed (including redemptions through the use of the Fund Exchanges service) less than fifteen days following the issuance of such shares. The fee will be retained by the Fund and used primarily to offset the transaction costs that short-term trading imposes on the Fund and its shareholders. No redemption fee will be charged on shares redeemed through the Fund's Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, or from omnibus accounts. Furthermore, no redemption fee will be charged upon the redemption of Fund shares acquired through reinvestment of dividends or distributions. The redemption fee may be waived, modified or discontinued at any time, or from time to time.
                                                                    254s111396




                                                             November 13, 1996
                         DREYFUS AGGRESSIVE GROWTH FUND
                            SUPPLEMENT TO PROSPECTUS
                              DATED APRIL 10, 1996
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES ANY CONTRARY
INFORMATION CONTAINED UNDER "HOW TO REDEEM SHARES" IN THE FUND'S PROSPECTUS:
        Shares purchased on or after February 3, 1997 will be subject to a redemption fee equal to 1.00% of the net asset value of Fund shares redeemed (including redemptions through the use of the Fund Exchanges service) less than fifteen days following the issuance of such shares. The fee will be retained by the Fund and used primarily to offset the transaction costs that short-term trading imposes on the Fund and its shareholders. No redemption fee will be charged on shares redeemed through the Fund's Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, or from omnibus accounts. Furthermore, no redemption fee will be charged upon the redemption of Fund shares acquired through reinvestment of dividends or distributions. The redemption fee may be waived, modified or discontinued at any time, or from time to time.
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND-CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT."
        Mellon Bank, N.A., located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, serves as the Fund's Custodian.
                                                                    256s111396




                                                             November 13, 1996
                         DREYFUS AGGRESSIVE VALUE FUND
                           SUPPLEMENT TO PROSPECTUS
                             DATED APRIL 10, 1996
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES ANY CONTRARY
INFORMATION CONTAINED UNDER "HOW TO REDEEM SHARES" IN THE FUND'S PROSPECTUS:
        Shares purchased on or after February 3, 1997 will be subject to a redemption fee equal to 1.00% of the net asset value of Fund shares redeemed (including redemptions through the use of the Fund Exchanges service) less than fifteen days following the issuance of such shares. The fee will be retained by the Fund and used primarily to offset the transaction costs that short-term trading imposes on the Fund and its shareholders. No redemption fee will be charged on shares redeemed through the Fund's Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, or from omnibus accounts. Furthermore, no redemption fee will be charged upon the redemption of Fund shares acquired through reinvestment of dividends or distributions. The redemption fee may be waived, modified or discontinued at any time, or from time to time.
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND-CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT."
        Mellon Bank, N.A., located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, serves as the Fund's Custodian.
                                                                    257s111396




                                                             November 13, 1996
                            DREYFUS MIDCAP VALUE FUND
                            SUPPLEMENT TO PROSPECTUS
                              DATED APRIL 10, 1996
                            AS REVISED, MAY 23,1996
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES ANY CONTRARY
INFORMATION CONTAINED UNDER "HOW TO REDEEM SHARES" IN THE FUND'S PROSPECTUS:
        Shares purchased on or after February 3, 1997 will be subject to a redemption fee equal to 1.00% of the net asset value of Fund shares redeemed (including redemptions through the use of the Fund Exchanges service) less than fifteen days following the issuance of such shares. The fee will be retained by the Fund and used primarily to offset the transaction costs that short-term trading imposes on the Fund and its shareholders. No redemption fee will be charged on shares redeemed through the Fund's Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, or from omnibus accounts. Furthermore, no redemption fee will be charged upon the redemption of Fund shares acquired through reinvestment of dividends or distributions. The redemption fee may be waived, modified or discontinued at any time, or from time to time.
                                                                    258s111396




                                                             November 13, 1996
                           DREYFUS EMERGING LEADERS FUND
                             SUPPLEMENT TO PROSPECTUS
                               DATED APRIL 10, 1996
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES ANY CONTRARY INFORMATION CONTAINED UNDER "HOW TO REDEEM SHARES" IN THE FUND'S PROSPECTUS:
        Shares purchased on or after February 3, 1997 will be subject to a redemption fee equal to 1.00% of the net asset value of Fund shares redeemed (including redemptions through the use of the Fund Exchanges service) less than fifteen days following the issuance of such shares. The fee will be retained by the Fund and used primarily to offset the transaction costs that short-term trading imposes on the Fund and its shareholders. No redemption fee will be charged on shares redeemed through the Fund's Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, or from omnibus accounts. Furthermore, no redemption fee will be charged upon the redemption of Fund shares acquired through reinvestment of dividends or distributions. The redemption fee may be waived, modified or discontinued at any time, or from time to time.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND -- INVESTMENT ADVISER":
        The Fund's primary portfolio managers are Hilary Woods and Paul Kandel. Ms. Woods has been employed by The Dreyfus Corporation since 1987. Prior to joining The Dreyfus Corporation in October 1994, Mr. Kandel served for two years as a manager at Ark Asset Management and prior thereto, served for four years as an Assistant Vice President at Bankers Trust Company.
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND-CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT."
        Mellon Bank, N.A., located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, serves as the Fund's Custodian.
                                                                    259s111396